UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Information Technology - 27.5%
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	2,597,000	$46,148,690
QUALCOMM, Inc.	1,059,800	40,547,948

		86,696,638

Computers & Peripherals - 13.0%
Apple, Inc. (a)	823,445	88,594,448
Hewlett-Packard Co.	2,364,200	90,501,576

		179,096,024

Internet Software & Services - 6.4%
Google, Inc.-Class A (a)	244,925	88,016,248

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	594,700	9,515,200

Software - 1.1%
Activision Blizzard, Inc. (a)	868,800	10,825,248
Microsoft Corp.	180,800	4,037,264

		14,862,512

		378,186,622

Health Care - 26.9%
Biotechnology - 12.7%
Celgene Corp. (a)	786,850	50,562,981
Genentech, Inc. (a)	626,400	51,953,616
Gilead Sciences, Inc. (a)	1,575,125	72,219,481

		174,736,078

Health Care Equipment & Supplies - 5.6%
Alcon, Inc.	304,450	26,828,134
Baxter International, Inc.	468,600	28,345,614
Becton Dickinson & Co.	311,400	21,611,160

		76,784,908

Health Care Providers & Services - 2.1%
Medco Health Solutions, Inc. (a)	752,535	28,558,703

Pharmaceuticals - 6.5%
Abbott Laboratories	748,550	41,282,533
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	1,140,600	48,908,928

		90,191,461

		370,271,150

Consumer Staples - 14.2%
Beverages - 3.4%
The Coca-Cola Co.	375,800	16,557,748
PepsiCo, Inc.	532,950	30,383,479

		46,941,227

Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	274,200	15,632,142
Wal-Mart Stores, Inc.	530,900	29,629,529

		45,261,671

Food Products - 1.9%
General Mills, Inc.	103,700	7,024,638
Kellogg Co.	367,200	18,514,224

		25,538,862

Household Products - 4.0%
Colgate-Palmolive Co.	317,550	19,929,438
Procter & Gamble Co.	539,700	34,832,238

		54,761,676

Tobacco - 1.6%
Philip Morris International, Inc.	523,300	22,747,851

		195,251,287

Financials - 10.2%
Capital Markets - 3.4%
The Blackstone Group LP	374,400	3,422,016
The Charles Schwab Corp.	429,500	8,212,040
Franklin Resources, Inc.	245,893	16,720,724
The Goldman Sachs Group, Inc.	196,600	18,185,500

		46,540,280

Diversified Financial Services - 6.8%
CME Group, Inc.-Class A	197,165	55,630,105
JP Morgan Chase & Co.	916,000	37,785,000

		93,415,105

		139,955,385

Energy - 6.8%
Energy Equipment & Services - 4.3%
Cameron International Corp. (a)	186,850	4,532,981
National Oilwell Varco, Inc. (a)	144,200	4,310,138
Schlumberger Ltd.	973,990	50,306,584

		59,149,703

Oil, Gas & Consumable Fuels - 2.5%
EOG Resources, Inc.	420,675	34,041,021

		93,190,724

Materials - 4.5%
Chemicals - 4.5%
Air Products & Chemicals, Inc.	106,450	6,187,939
Monsanto Co.	629,530	56,015,579

		62,203,518

Consumer Discretionary - 4.4%
Hotels, Restaurants & Leisure - 2.4%
McDonald’s Corp.	573,300	33,211,269

Media - 0.5%
The Walt Disney Co.	282,600	7,319,340

Multiline Retail - 1.0%
Kohl’s Corp. (a)	384,650	13,512,754

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc.-Class B	127,200	7,330,536

		61,373,899

Industrials - 3.8%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	91,190	2,776,735
Lockheed Martin Corp.	209,000	17,775,450

		20,552,185

Construction & Engineering - 0.6%
Fluor Corp.	204,590	8,169,279

Electrical Equipment - 1.1%
Emerson Electric Co.	453,090	14,829,636

Road & Rail - 0.6%
Union Pacific Corp.	132,100	8,820,317

		52,371,417

Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series L (ADR)	126,450	3,912,363

Total Common Stocks (cost $1,452,414,457)		1,356,716,365

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $16,334,795)	16,334,795	16,334,795

Total Investments - 99.8% (cost $1,468,749,252)		1,373,051,160
Other assets less liabilities - 0.2%		2,951,171

Net Assets - 100.0%		$1,376,002,331

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,373,051,160		$	– 0	–
Level 2-	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,373,051,160		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 24, 2008